Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue by Service Type

Disaggregation of Revenue

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Services transferred at a point in time:
Flights	$86,660	$72,853	$255,175	$223,357
Aircraft Management Services	430	551	1,747	551
Services transferred over time:
Memberships	(152)	852	1,171	3,658
MRO	3,088	1,521	7,721	5,255
Fractional ownership purchase price	2,106	1,146	5,775	3,087
	$92,132	$76,923	$271,589	$235,908

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Year Ended December 31,
(in thousands)	2024	2023
Services transferred at a point in time:
Flights	$308,283	$303,299
Aircraft Management Services	1,942	—
Services transferred over time:
Memberships	4,005	5,458
MRO	7,166	4,606
Fractional ownership purchase price	5,877	1,999
	$327,274	$315,362

Schedule of Rollforward of Deferred Revenue

The following tables provide a rollforward of deferred revenue for the nine months ended September 30, 2025:

Amount
Balance as of December 31, 2024	$149,517
Revenue recognized	(239,109)
Revenue deferred	242,233
Balance as of September 30, 2025	$152,641

The following tables provide a rollforward of deferred revenue:

(in thousands)	Amount
Balance as of December 31, 2022	$60,602
Revenue recognized	(185,908)
Revenue deferred	219,246
Balance as of December 31, 2023	93,940
Revenue recognized	(249,770)
Revenue deferred	305,346
Balance as of December 31, 2024	$149,517